Supplemental Quarterly Data (Parenthetical) (Detail) - USD ($) $ in Millions	1 Months Ended	3 Months Ended						12 Months Ended
	Dec. 31, 2014	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Impaired assets to be disposed of			$ 694.3	$ 610.8	$ 68.6		$ 83.3	$ 354.4
Gain from unconsolidated affiliates, net		$ 0.0				$ (0.8)		227.8	$ 35.1	$ (5.3)
Jackalope Gas Gathering Services, L.L.C.
Equity method investment, other than temporary impairment			51.4					51.4
Powder River Basin Industrial Complex, LLC
Equity method investment, other than temporary impairment			23.4					$ 23.4
Tres Palacios Holdings LLC
Impaired assets to be disposed of			$ 1,332.3	$ 610.8	$ 281.0		$ 83.3
Gain from unconsolidated affiliates, net	$ 30.6								$ 30.6